Basis of Preparation	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Basis of Preparation
Note 2. Basis of Preparation
2.1 Statement of compliance
These condensed consolidated interim financial statements were prepared in accordance with International Accounting Standards — IAS 34
Interim Financial Reporting
(“IAS 34”). They do not include all the information required for a complete set of IFRS financial statements. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in financial position and performance of Coca- Cola FEMSA since our last audited annual consolidated financial statements as of and for the year ended December 31, 2019.
The accompanying condensed consolidated statement of financial position as of June 30, 2020, as well as the condensed consolidated statements of income, comprehensive income (loss), cash flows and changes in equity for the six-month periods ended June 30, 2020 and 2019, and their related disclosures included in these notes, are unaudited. significant accounting policies are described in Note 2.3 and 3.
These interim condensed consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer Constantino Spas Montecinos o
n August
24, 2020, based on figures approved by the Company’s Board of Directors on July 22, 2020; subsequent events have been considered through that date.
2.2 Basis of measurement and presentation
The consolidated financial statements have been prepared on historical cost basis, except for the following:

•	Derivative financial instruments.

•	Trust assets of post-employment and other long-term employee benefit plans.

•	Investments in equity instruments and some financial liabilities.
The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are restated in terms of the measuring unit at the end of the reporting period.
2.2.1 Presentation of consolidated income statement
The Company’s consolidated income statement classifies its related costs and expenses by function accordingly within the industry practices in which the Company operates.
2.2.2 Presentation of consolidated statements of cash flows
The Company’s consolidated statement of cash flows is presented using the indirect method.

2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of June 30, 2020 the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the six-month
period year ended June 30, 2020 were converted into U.S. dollars at closing exchange rate of 23.08 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of June 30, 2020. This arithmetic conversion should not be construed as representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.
As explained in Note 2.1 above, as of August 14, 2020 the exchange rate was Ps. 22.02 per U.S. dollar, an appreciation of 4.61% since June 30, 2020.
2.3 Critical accounting judgments and estimates
For the application of the Company’s accounting policies, as described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current or subsequent periods of the revision if this affects both. In the process of applying the Company’s accounting policies, management has made the following judgements with most significant effects on the consolidated financial statements.
Critical accounting judgments and estimates applied to these condensed consolidated interim financial statement as of June 30, 2020 are the same as those mentioned in our last audited annual consolidated financial statements as of and for the year ended December 31, 2019.
2.4 Application of recently issued accounting standards
In the following sentences are presented a list of the new and modify standards, which have been issued by the ISAB, and that are applicable for annual periods starting January 1st, 2020.
Modifications to the Conceptual Framework
The Conceptual Framework for Financial Information (“Conceptual Framework”) have been issued on March 2018 replacing the previous version of the Conceptual Framework issued on 2010. The Conceptual Framework describes the purpose and concepts of general purpose for the financial information. The purpose of the Conceptual Framework is to:

a)	Help to the IASB to develop standards that are based on consistent concepts;

b)	Assist to preparers to develop congruent accounting policies when no Standard is applicable to a specific transaction or event, or when a Standard allows an accounting policy option; and

c)	Help to all parties to understand and interpret the Standards.
The Conceptual Framework is not a Standard. No content of the Conceptual Framework prevails over any Standard or requirement of a Standard.
The Conceptual Framework is effective immediately for the IASB and the IFRIC, and is effective for periods beginning on or after January 1, 2020, and its early application is permitted, for companies that use the Conceptual Framework to develop their accounting policies when IFRS are not applicable for a particular transaction.
The modification did not have an impact in the Company´s consolidated financial statements.
Modifications to IFRS 3 Definition of a Business (“IFRS 3”)
It was issued in October 2018. The modified decision emphasize that the final purpose of a business is to provide goods and services to the clients, While the previous definition was focused on the yields in dividend terms, less costs or other economic benefits for the investors and others. The distinction between a business and a group of assets is important because an acquirer recognize goodwill when acquires a business.
The modifications to IFRS 3 are effectives on January 1
st
, 2020. The modification did not have an impact in the Company´s consolidated financial statements.

Modifications to IAS 1 and IAS 8 Definition of Material or relative importance (“IAS 1” and “IAS 8”).
The definition of material or relative importance helps companies determine whether information about an item, transaction or other event should be provided to the users of the financial statements. However, companies had difficulty using the above definition in making judgments about materiality or relative importance in the preparation of the financial statements. Accordingly, the IASB published new definitions (Amendments to IAS 1 and IAS 8) in October 2018.

a)	Previous definition:
Omissions of information or inaccuracies are material, or have relative importance if they can, individually or in whole, influence in the economic decisions taken by the users of the information on the base of the financial statements.

b)	New definition:
Information is material if its omission, inaccuracy or concealment can be reasonably be expected to influence the decisions that the principal users of the financial information take on the base of the financial statements.
The definition of “material” in the IAS 8 is replaced by a reference to the IAS 1. In addition, to ensure the consistent, the IASB has modified the rest of the affected standards. The modifications that are effective on January 1 st
, 2020, with mandatory prospective application and its early application is permitted. The modification did not have an impact in the Company´s consolidated financial statements.
Interest Rate Benchmark Reform—Amendments to IFRS 9, IAS 39 and IFRS 7
In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7
Financial Instruments: Disclosures
, which concludes phase one of its work to respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR).
The amendments include a number of reliefs, which apply to all hedging relationships that are directly affected by IBOR reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.
Application of the reliefs is mandatory. The first three reliefs provide for:

•	The assessment of whether a forecast transaction (or component thereof) is highly probable

•	Assessing when to reclassify the amount in the cash flow hedge reserve to profit and loss

•	The assessment of the economic relationship between the hedged item and the hedging instrument
For each of these reliefs, it is assumed that the benchmark on which the hedged cash flows are based (whether or not contractually specified) and/or, for relief three, the benchmark on which the cash flows of the hedging instrument are based, are not altered as a result of IBOR reform.
A fourth relief provides that, for a benchmark component of interest rate risk that is affected by IBOR reform, the requirement that the risk component is separately identifiable need be met only at the inception of the hedging relationship. Where hedging instruments and hedged items may be added to or removed from an open portfolio in a continuous hedging strategy, the separately identifiable requirement need only be met when hedged items are initially designated within the hedging relationship.
To the extent that a hedging instrument is altered so that its cash flows are based on an RFR, but the hedged item is still based on IBOR (or vice versa), there is no relief from measuring and recording any ineffectiveness that arises due to differences in their changes in fair value.
The reliefs continue indefinitely in the absence of any of the events described in the amendments. When an entity designates a group of items as the hedged item, the requirements for when the reliefs cease are applied separately to each individual item within the designated group of items.
The amendments also introduce specific disclosure requirements for hedging relationships to which the reliefs are applied.
The amendments are effective for annual periods beginning on or after 1 January 2020 and must be applied retrospectively. However, any hedge relationships that have previously been de-designated
cannot be reinstated upon application, nor can any hedge relationships be designated with the benefit of hindsight. Early application is permitted and must be disclosed. The modification did not have an impact in the Company´s consolidated financial statements.

Amendment to IFRS
16—Covid-19
related rental concessions
The amendment allows an optional practical expedient that simplifies how tenants account the rental concessions, arising as a direct consequence for the
COVID-19
pandemic.
The practical file will only be applied if:

•	the new consideration is substantially equal to or lesser than the original consideration;

•	the decrease in the lease payments refers to rental payments that occur before June 30, 2021; and

•	no other substantial changes to the lease terms have been made.
Those lessees who apply this practical file must disclose:

•
The fact that the practical expedient has been applied to all eligible rental concessions and, if applicable to some selected ones; the nature of the contracts to which they have applied the practical file; and

•	the amount recognized in results for the reporting period that arises from the application of the practical file.
This amendment does not provide a practical expedient for lessors. Lessors are required to continue evaluating whether the rental concessions are lease modifications and justify them accordingly.
These modifications are effective for periods beginning on or after June 1, 2020, with earlier application permitted. The Company had no significant impact from the application of this amendment.